Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Schedule of auditor's remuneration

	2021	2020	2019
	$m	$m	$m
Audit fees payable to PwC[1]	88.1	92.9	85.2
Other audit fees payable	2.0	1.0	0.9
Year ended 31 Dec	90.1	93.9	86.1

Fees payable by HSBC to PwC
	2021	2020	2019
	$m	$m	$m
Fees for HSBC Holdings’ statutory audit[2]	19.5	21.9	15.7
Fees for other services provided to HSBC	109.9	108.3	95.0
– audit of HSBC’s subsidiaries	68.6	71.0	69.5
– audit-related assurance services[3]	18.7	17.2	10.0
– other assurance services[4,5]	22.6	20.1	12.2
– taxation compliance services	—	—	1.6
– other non-audit services[4]	—	—	1.7
Year ended 31 Dec	129.4	130.2	110.7
1Audit fees payable to PwC in the current year include adjustments made to the prior year audit fee after finalisation of the 2020 financial statements.
2Fees payable to PwC for the statutory audit of the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. They include amounts payable for services relating to the consolidation returns of HSBC Holdings’ subsidiaries, which are clearly identifiable as being in support of the Group audit opinion.
3Including services for assurance and other services that relate to statutory and regulatory filings, including interim reviews.
4Including permitted services relating to attestation reports on internal controls of a service organisation primarily prepared for and used by third-party end user, including comfort letters.
5 Includes reviews of PRA regulatory reporting returns.
Schedule of fees payable by HSBC's associated pension schemes to PwC

Fees payable by HSBC’s associated pension schemes to PwC
	2021	2020	2019
	$000	$000	$000
Audit of HSBC’s associated pension schemes	382	316	250
Year ended 31 Dec	382	316	250